SCHEDULE OF ADVANCE TO SUPPLIERS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Advance To Suppliers Net
Advances to Suppliers	$ 9,643,135	$ 16,546,521	$ 1,044,207
Less: allowance for credit losses			(269,740)
Advances to Suppliers, net	$ 9,643,135	$ 16,546,521	$ 774,467